Omnibus Incentive Compensation Plan (Details Narrative) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 18, 2022 $ / shares shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted | shares		0
Value of unvested units accrued distribution		$ 372
Share-Based Payment Arrangement, Noncash Expense		1,864	$ 1,162
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		$ 5,663
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		1 year 6 months
Amended and Restated Compensation Plan (the "Plan") [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted | shares	743,800
Grant-date fair value | $ / shares	$ 15.18
Number of annual installments for awards vested	3